UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Wood Asset Management
Address: 2 N Tamiami Drive, Suite 508
         Sarasota, FL 34236



13F File Number: 028-05177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    John Walsh
Title:   Compliance Officer
Phone:   216-771-3450
Signature, Place, and Date of Signing:

John Walsh Cleveland, OH               January 25, 2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    51
Form 13F Information Table Value Total:    $365385


List of Other Included Managers:

No.   13F File Number        Name






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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
AIR PRODUCTS & CHEMICALS       COM              00915810      5614    65903 SH       SOLE                    65903        0        0
APACHE CORP                    COM              03741110      8782    96948 SH       SOLE                    96948        0        0
APPLE INC                      COM              03783310      2371     5854 SH       SOLE                     5854        0        0
BLACKROCK INC                  COM              09247X10      8815    49456 SH       SOLE                    49456        0        0
CATERPILLAR INC                COM              14912310      7208    79563 SH       SOLE                    79563        0        0
CHEVRON CORPORATION            COM              16676410      3128    29398 SH       SOLE                    29398        0        0
CHUBB CORP                     COM              17123210     14029   202678 SH       SOLE                   202678        0        0
COMCAST CORP-CLASS A           COM              20030N10      8890   374929 SH       SOLE                   374929        0        0
CONOCOPHILLIPS                 COM              20825C10      6189    84928 SH       SOLE                    84928        0        0
COVIDIEN PLC                   COM              G2554F11      7556   167872 SH       SOLE                   167872        0        0
DANAHER CORP                   COM              23585110     10003   212645 SH       SOLE                   212645        0        0
DARDEN RESTAURANTS INC         COM              23719410      6464   141818 SH       SOLE                   141818        0        0
DENTSPLY INTL INC              COM              24903010      4696   134204 SH       SOLE                   134204        0        0
DIGITAL REALTY TRUST INC       COM              25386810      8307   124593 SH       SOLE                   124593        0        0
DIRECTV CL-A                   COM              25490A10      5642   131939 SH       SOLE                   131939        0        0
DISNEY (WALT) CO               COM              25468710      5471   145887 SH       SOLE                   145887        0        0
EXXON MOBIL CORPORATION        COM              30231G10     12298   145089 SH       SOLE                   145089        0        0
FEDEX CORP                     COM              31428X10      4893    58588 SH       SOLE                    58588        0        0
FREEPORT-MCMORAN COPPER-B      COM              35671D85      6613   179745 SH       SOLE                   179745        0        0
IBM CORP                       COM              45920010     12825    69744 SH       SOLE                    69744        0        0
ILLINOIS TOOL WORKS            COM              45230810      6883   147353 SH       SOLE                   147353        0        0
INVESCO LTD SHS                COM              G491BT10      2693   134032 SH       SOLE                   134032        0        0
J P MORGAN CHASE               COM              46625H10      8290   249337 SH       SOLE                   249337        0        0
JOHNSON & JOHNSON              COM              47816010      8851   134966 SH       SOLE                   134966        0        0
KRAFT FOODS INC                COM              50075N10     10686   286036 SH       SOLE                   286036        0        0
LABORATORY CORP AMER HLDGS     COM              50540R40      2564    29819 SH       SOLE                    29819        0        0
MACY'S INC                     COM              55616P10      7844   243743 SH       SOLE                   243743        0        0
MCDONALD'S CORP                COM              58013510     11147   111105 SH       SOLE                   111105        0        0
METLIFE INC                    COM              59156R10      6492   208215 SH       SOLE                   208215        0        0
MICROSOFT CORP                 COM              59491810      7932   305542 SH       SOLE                   305542        0        0
MYLAN INC                      COM              62853010      6334   295172 SH       SOLE                   295172        0        0
ORACLE CORP                    COM              68389X10      2928   114165 SH       SOLE                   114165        0        0
P G & E CORPORATION            COM              69331C10      9270   224891 SH       SOLE                   224891        0        0
PEPSICO INC                    COM              71344810     10280   154931 SH       SOLE                   154931        0        0
PFIZER INC                     COM              71708110      8137   376039 SH       SOLE                   376039        0        0
PNC FINANCIAL SERVICES GRP     COM              69347510      6639   115126 SH       SOLE                   115126        0        0
PRAXAIR INC                    COM              74005P10      3570    33400 SH       SOLE                    33400        0        0
PROCTER & GAMBLE CO            COM              74271810      8383   125656 SH       SOLE                   125656        0        0
QUALCOMM INC                   COM              74752510      7318   133785 SH       SOLE                   133785        0        0
RAYMOND JAMES FINANCIAL        COM              75473010      7340   237070 SH       SOLE                   237070        0        0
SCHLUMBERGER LTD               COM              80685710      7874   115271 SH       SOLE                   115271        0        0
SPDR S & P 500 EFT TRUST       COM              78462F10       511     4072 SH       SOLE                     4072        0        0
SUNCOR ENERGY INC.             COM              86722410      4087   141760 SH       SOLE                   141760        0        0
TARGET CORP                    COM              87612E10      8274   161533 SH       SOLE                   161533        0        0
THERMO FISHER CORP             COM              88355610      5957   132460 SH       SOLE                   132460        0        0
TRAVELERS COMPANIES INC        COM              89417E10      5622    95020 SH       SOLE                    95020        0        0
TYCO INTERNATIONAL LTD NEW     COM              H8912810      9513   203663 SH       SOLE                   203663        0        0
UNITED PARCEL SERVICES B       COM              91131210      2900    39626 SH       SOLE                    39626        0        0
UNITED TECHNOLOGIES CORP       COM              91301710      9586   131160 SH       SOLE                   131160        0        0
VISA INC CL-A SHARES           COM              92826C83      9682    95365 SH       SOLE                    95365        0        0
WELLS FARGO & CO               COM              94974610      8005   290461 SH       SOLE                   290461        0        0